Income Taxes (Details 3) - USD ($) $ in Millions	Apr. 30, 2016	Apr. 30, 2015
Deferred tax liabilities:
Intangible assets	$ 2,330.8	$ 2,499.4
Property, plant, and equipment	140.5	158.0
Other	11.9	9.6
Total deferred tax liabilities	2,483.2	2,667.0
Deferred tax assets:
Post-employment and other employee benefits	171.8	143.4
Tax credit and loss carryforwards	3.7	44.8
Intangible assets	23.2	22.1
Inventory	8.0	11.6
Property, plant, and equipment	5.1	19.4
Other	47.3	32.9
Total deferred tax assets	259.1	274.2
Valuation allowance	(6.2)	(4.2)
Total deferred tax assets, less allowance	252.9	270.0
Net deferred tax liability	$ 2,230.3	$ 2,397.0